Postretirement Benefits - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended						18 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended
	Oct. 30, 2011 Y	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012 Employee	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2011 Effect Of Remeasurement On Plan [Member]	Oct. 31, 2012 Equity Investments	Oct. 31, 2012 Fixed Income Securities	Oct. 31, 2012 Alternative Investments	Oct. 31, 2012 Cash	Oct. 31, 2012 Equity	Oct. 31, 2012 Fixed Income Investments	Oct. 31, 2012 Custom Products Operations Union City And Coburg Pension And Other Postretirement Contractual Termination Benefits Truck	Oct. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Oct. 31, 2011 Pension Plans, Defined Benefit	Oct. 31, 2012 Pension Plans, Defined Benefit	Oct. 31, 2011 Pension Plans, Defined Benefit	Oct. 31, 2010 Pension Plans, Defined Benefit	Jul. 31, 2011 Pension Plans, Defined Benefit Chatham Facility Closing	Oct. 31, 2012 Other Postretirement Benefit Plans, Defined Benefit	Oct. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit	Oct. 31, 2010 Other Postretirement Benefit Plans, Defined Benefit	Jul. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Chatham Facility Closing	Jul. 31, 2011 Other Postretirement Benefit Plans, Defined Benefit Location Fort Wayne Restructuring Charges [Member]	Oct. 31, 2012 Unfunded Pension Plan	Oct. 31, 2011 Unfunded Pension Plan	Oct. 31, 2012 Early Retiree Reinsurance Program [Member]	Oct. 31, 2012 Early Retiree Reinsurance Program [Member]	Oct. 31, 2012 Other Postretirement Benefit Plans	Oct. 31, 1993 Other Pension Plans, Postretirement or Supplemental Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Accumulated Benefit Obligation		$ 4,400,000,000	$ 4,100,000,000	$ 4,400,000,000	$ 4,100,000,000
Deferred Tax Assets, Tax Deferred Expense, Compensation and Benefits, Postretirement Benefits															772,000,000
Defined Benefit Plan, Contributions by Employer																	157,000,000	134,000,000			19,000,000	2,000,000
Expected Future Pension Pan Contributions for Upcoming Year																	166,000,000				2,000,000
Defined Benefit Plan, Benefits Paid																	328,000,000	335,000,000			187,000,000	141,000,000				13,000,000	14,000,000
Defined benefit plan, benefits paid from Company assets																					75,000,000	37,000,000
Pension and other postretirment charges due to reduction in workfroce		7,000,000
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Curtailments																				8,000,000
Defined Benefit Plan, Contractual termination benefits																3,000,000	2,000,000	38,000,000	1,000,000	35,000,000	(2,000,000)	6,000,000	(2,000,000)
Postemployment Benefits, Period Expense														2,000,000										13,000,000	5,000,000
Term of labor agreement	4
Increase (Decrease) In Pension and Other Postretirement Benefit Expense			15,000,000				9,000,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Arising During Period, before Tax			302,000,000														(1,000,000)	0	4,000,000		0	302,000,000	(341,000,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Tax							200,000,000										357,000,000	267,000,000	(17,000,000)		(88,000,000)	893,000,000	(456,000,000)
Defined Benefit Plan, Contributions by Plan Participants																	0	0			20,000,000	34,000,000						3,000,000	10,000,000
Measurement period for average historical broad market returns									30 years			100 years
Number Of Former Employees And Their Beneficiaries Included In Retiree Population				39,000
Defined benefit plan, weighted average rate of increase in in per capita cost percent of benefit obligation																					90.00%									10.50%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year																					9.20%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate																					5.00%
Target asset allocations								55.00%		10.00%	5.00%		30.00%
Defined Contribution Plan, Cost Recognized				$ 41,000,000	$ 33,000,000	$ 31,000,000
Contribution To The Trust Shares																															25.5